Impairment - Summary Of Price Assumptions In Impairment Assessment (Details) - Weighted average [member]	Jun. 30, 2022 $ / Ounce
Gold, Ounces
Disclosure of impairment loss and reversal of impairment loss [line items]
Period of analyst consensus prices used for economic impairment modeling	1,651
Gold, Ounces | Weighted average cost of capital, measurement input [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Period of analyst consensus prices used for economic impairment modeling	1,802
Silver, Ounces
Disclosure of impairment loss and reversal of impairment loss [line items]
Period of analyst consensus prices used for economic impairment modeling	21.77
Silver, Ounces | Weighted average cost of capital, measurement input [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Period of analyst consensus prices used for economic impairment modeling	23.56